Condensed Consolidated Balance Sheets (Parenthetical) - ZANITE ACQUISITION CORP [Member] - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Temporary equity par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares issued	23,000,000	23,000,000	23,000,000
Temporary equity shares outstanding	23,000,000	23,000,000	23,000,000
Temporary equity redemption price per share	$ 10.3	$ 10.3	$ 10.1
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000